Restatement of Previously Issued Consolidated Financial Statements - Consolidated Balance Sheet (Details) - USD ($)	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Restatement of Previously Issued Consolidated Financial Statements
SAFE Notes subscription receivable		$ 28,000	$ 33,000	$ 100,000
Total assets	$ 24,691,085	30,552,544	4,959,231	6,863,001
SAFE Notes			15,546,127	10,783,385
Total liabilities	2,403,972	744,302	15,647,014	10,944,822
Stockholders' deficit	$ 22,287,113	29,808,242	(10,790,623)	(4,081,821)	$ (1,311,303)	$ (123,717)	$ 460,262
As Previously Reported
Restatement of Previously Issued Consolidated Financial Statements
Total assets		30,524,544	4,926,231
SAFE Notes			20,463,632
Total liabilities		605,325	20,564,519
Stockholders' deficit		29,919,219	(15,638,288)	(8,513,101)	(4,559,033)	(2,618,613)	(630,192)
Adjustment
Restatement of Previously Issued Consolidated Financial Statements
SAFE Notes subscription receivable		28,000	33,000
Total assets		28,000	33,000
SAFE Notes			(4,917,505)
Total liabilities		138,977	(4,917,505)
Stockholders' deficit		$ (110,977)	$ 4,950,505	4,431,280	$ 3,247,730	$ 2,494,896	1,090,453
Wrong inputs and assumptions used in valuation models
Restatement of Previously Issued Consolidated Financial Statements
SAFE Notes							961,939
Total liabilities							990,933
Stockholders' deficit							454,869
Wrong inputs and assumptions used in valuation models | As Previously Reported
Restatement of Previously Issued Consolidated Financial Statements
SAFE Notes subscription receivable				110,000
Total assets				6,873,001
SAFE Notes				15,224,665			2,047,000
Total liabilities				15,386,102			2,075,994
Stockholders' deficit				(8,513,101)			(630,192)
Wrong inputs and assumptions used in valuation models | Adjustment
Restatement of Previously Issued Consolidated Financial Statements
SAFE Notes subscription receivable				(10,000)
Total assets				(10,000)
SAFE Notes				(4,441,280)			(1,085,061)
Total liabilities				(4,441,280)			(1,085,061)
Stockholders' deficit				$ 4,431,280			$ 1,085,061